CONCENTRATIONS, RISKS UNCERTAINTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Four Cubed Management Llc [Member]
CONCENTRATIONS, RISKS UNCERTAINTIES

NOTE 2 – CONCENTRATIONS, RISKS UNCERTAINTIES

Cash in Excess of FDIC Insured Limits

The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. Accounts are guaranteed by the Federal Deposit Insurance Corporation (FDIC) up to certain limits. The Company has not experienced any losses in such accounts.

Customer Concentrations

During the six months ended June 30, 2021 and 2020, the Company had sales to one customer that represented approximately 86% and 87% of total sales, respectively. Accounts receivable balances due from this same customer represented approximately 72% and 88% of total accounts receivable at June 30, 2021, and December 31, 2020, respectively. In addition, one additional customer accounts receivable balance represented 12% of total accounts receivable at June 30, 2021. The customer did not have a significant accounts receivable balance at December 31, 2020.

Marketing Partner Concentrations

The Company has established relationships with various marketing partners. The loss of a marketing partner could significantly impact the Company’s financial results.

COVID-19 Pandemic

A novel strain of coronavirus (“COVID-19”) was first identified in December 2019, and in March 2020, the World Health Organization categorized COVID-19 as a pandemic. The COVID-19 pandemic affects the Company’s customers, marketing partners, and employees. The ultimate impacts of COVID-19 on the business, results of operations, liquidity and prospects are not fully known at this time. The impact of the COVID-19 outbreak cannot be specifically identified and may result in changes in operations in the future.

NOTE 2 – CONCENTRATIONS, RISKS UNCERTAINTIES

Cash in Excess of FDIC Insured Limits

The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. Accounts are guaranteed by the Federal Deposit Insurance Corporation (FDIC) up to certain limits. The Company has not experienced any losses in such accounts.

Customer Concentrations

During 2020 and 2019, the Company had sales to one customer that represented approximately 92% and 87% of total sales, respectively. Accounts receivable balances due from this same customer represented approximately 88% and 81% of total accounts receivable at December 31, 2020 and 2019, respectively.

Marketing Partner Concentrations

The Company has established relationships with various marketing partners. The loss of a marketing partner could significantly impact the Company’s financial results.

COVID-19 Pandemic

A novel strain of coronavirus (“COVID-19”) was first identified in December 2019, and in March 2020, the World Health Organization categorized COVID-19 as a pandemic. The COVID-19 pandemic affects the Company’s customers, marketing partners, and employees. The ultimate impacts of COVID-19 on the business, results of operations, liquidity and prospects are not fully known at this time. The impact of the COVID-19 outbreak cannot be specifically identified and may result in changes in operations in the future.